Capital and Reserves (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share capital, reserves and other equity interest [Abstract]
Dynamic provision	$ 108,756	$ 43,826
Regulatory reserve	20,498	18,633
Reserve for credit risk coverage	$ 129,254	$ 62,459